UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010.

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Management, LLC

Address: 3 West Main Street
         3rd Floor
         Irvington, NY 10533

13F File Number: 028-13787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Jed Bowen                     Irvington, NY           August 13, 2010
-------------------------      ---------------------    ----------------------
        [Signature]                  [City, State]              [Date]




Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE




                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       64

Form 13F Information Table Value Total:      $2,214,385
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028- 12044              Elm Ridge Partners, LLC
(2)     028- 11797              Elm Ridge Offshore Master Fund, Ltd.
(3)     028- 10075              Elm Ridge Capital Management, LLC
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                                                           FORM 13F INFORMATION TABLE

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COLUMN 1                      COLUMN  2      COLUMN 3    COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                       VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)  PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                ---------      ------      --------- --------   --- ----   ----------- --------- -----    ------- ----
AETNA INC NEW                 COM            00817Y108  19,718       747,475  SH         Defined     1,2,3         747,475
ALCATEL-LUCENT                SPONSORED ADR  013904305  28,772    11,327,675  SH         Defined     1,2,3      11,327,675
ALCOA INC                     COM            013817101  52,773     5,245,800  SH         Defined     1,2,3       5,245,800
ALLIED WRLD ASSUR COM HLDG L  SHS            G0219G203  21,968       484,100  SH         Defined     1,2,3         484,100
APARTMENT INVT & MGMT CO      CL A           03748R101   3,874       200,000  SH  PUT    Defined     1,2,3         200,000
APPLIED MATLS INC             COM            038222105  61,048     5,078,900  SH         Defined     1,2,3       5,078,900
ASSURED GUARANTY LTD          COM            G0585R106  61,002     4,597,000  SH         Defined     1,2,3       4,597,000
AXIS CAPITAL HOLDINGS         SHS            G0692U109  31,783     1,069,400  SH         Defined     1,2,3       1,069,400
BAKER HUGHES INC              COM            057224107  22,730       546,800  SH         Defined     1,2,3         546,800
BOSTON SCIENTIFIC CORP        COM            101137107  27,725     4,780,200  SH         Defined     1,2,3       4,780,200
BOSTON SCIENTIFIC CORP        COM            101137107  17,400     3,000,000  SH  CALL   Defined     1,2,3       3,000,000
BP PLC                        SPONSORED ADR  055622104  35,479     1,228,500  SH         Defined     1,2,3       1,228,500
BP PLC                        SPONSORED ADR  055622104   8,664       300,000  SH  CALL   Defined     1,2,3         300,000
BRUNSWICK CORP                COM            117043109  30,545     2,457,400  SH         Defined     1,2,3       2,457,400
CAPITAL ONE FINL CORP         COM            14040H105  35,791       888,108  SH         Defined     1,2,3         888,108
CENVEO INC                    COM            15670S105  32,816     5,988,349  SH         Defined     1,2,3       5,988,349
CHIPOTLE MEXICAN GRILL INC    COM            169656105  27,362       200,000  SH  PUT    Defined     1,2,3         200,000
CLIFFS NATURAL RESOURCES INC  COM            18683K101  27,824       590,000  SH         Defined     1,2,3         590,000
CLIFFS NATURAL RESOURCES INC  COM            18683K101  56,120     1,190,000  SH  PUT    Defined     1,2,3       1,190,000
CLIFFS NATURAL RESOURCES INC  COM            18683K101  35,370       750,000  SH  CALL   Defined     1,2,3         750,000
CROWN CASTLE INTL CORP        COM            228227104  18,630       500,000  SH  PUT    Defined     1,2,3         500,000
DIGITAL RLTY TR INC           COM            253868103  43,260       750,000  SH  PUT    Defined     1,2,3          75,000
DIGITAL RLTY TR INC           COM            253868103  11,536       200,000  SH  CALL   Defined     1,2,3         200,000
DOMTAR CORP                   COM NEW        257559203  47,724       970,983  SH         Defined     1,2,3         970,983
DONNELLEY R R & SONS CO       COM            257867101  80,474     4,915,953  SH         Defined     1,2,3       4,915,953
EQUINIX INC                   COM NEW        29444U502  24,366       300,000  SH  PUT    Defined     1,2,3         300,000
FIDELITY NATIONAL FINANCIAL   CL A           31620R105  36,733     2,827,800  SH         Defined     1,2,3       2,827,800
FLEXTRONICS INTL LTD          ORD            Y2573F102  36,945     6,597,300  SH         Defined     1,2,3       6,597,300
INTL PAPER CO                 COM            460146103  57,392     2,536,100  SH         Defined     1,2,3       2,536,100
KAPSTONE PAPER & PACKAGING C  COM            48562P103  39,863     3,578,379  SH         Defined     1,2,3       3,578,379
KIMBERLY CLARK CORP           COM            494368103  11,374       187,600  SH         Defined     1,2,3         187,600
LAM RESEARCH CORP             COM            512807108  36,826       967,571  SH         Defined     1,2,3         967,571
LILLY ELI & CO                COM            532457108  48,655     1,452,400  SH         Defined     1,2,3       1,452,400
LIZ CLAIBORNE INC             COM            539320101  19,901     4,715,876  SH         Defined     1,2,3       4,715,876
LOCKHEED MARTIN CORP          COM            539830109  58,244       781,800  SH         Defined     1,2,3         781,800
MACERICH CO                   COM            554382101  24,258       650,000  SH  PUT    Defined     1,2,3         650,000
MACYS INC                     COM            55616P104  37,345     2,086,300  SH         Defined     1,2,3       2,086,300
MARATHON OIL CORP             COM            565849106  38,650     1,243,167  SH         Defined     1,2,3       1,243,167
MARRIOTT INTL INC NEW         CL A           571903202  14,970       500,000  SH  PUT    Defined     1,2,3         500,000
MARSHALL & ILSLEY CORP NEW    COM            571837103  15,019     2,091,732  SH         Defined     1,2,3       2,091,732
MASCO CORP                    COM            574599106  32,168     2,989,577  SH         Defined     1,2,3       2,989,577
MBIA INC                      COM            55262C100  51,307     9,145,672  SH         Defined     1,2,3       9,145,672
MERCK & CO INC NEW            COM            58933Y105  44,937     1,285,006  SH         Defined     1,2,3       1,285,006
NABORS INDUSTRIES LTD         SHS            G6359F103  35,161     1,995,500  SH         Defined     1,2,3       1,995,500
NORTHROP GRUMMAN CORP         COM            666807102  55,910     1,027,002  SH         Defined     1,2,3       1,027,002
PACKAGING CORP AMER           COM            695156109  13,228       600,716  SH         Defined     1,2,3         600,716
PANERA BREAD CO               CL A           69840W108  15,058       200,000  SH  PUT    Defined     1,2,3         200,000
PFIZER INC                    COM            717081103  62,322     4,370,400  SH         Defined     1,2,3       4,370,400
PNM RES INC                   COM            69349H107  28,498     2,549,000  SH         Defined     1,2,3       2,549,000
PRECISION DRILLING CORP       COM 2010       74022D308  19,870     2,992,489  SH         Defined     1,2,3       2,992,489
REGIONS FINANCIAL CORP NEW    COM            7591EP100  55,906     8,496,320  SH         Defined     1,2,3       8,496,320
SANMINA SCI CORP              COM NEW        800907206  38,044     2,795,286  SH         Defined     1,2,3       2,795,286
SMITHFIELD FOODS INC          COM            832248108  23,774     1,595,588  SH         Defined     1,2,3       1,595,588
SUPERIOR ENERGY SVCS INC      COM            868157108  37,769     2,022,974  SH         Defined     1,2,3       2,022,974
SUPERVALU INC                 COM            868536103  55,061     5,079,451  SH         Defined     1,2,3       5,079,451
TEMPLE INLAND INC             COM            879868107  43,587     2,108,719  SH         Defined     1,2,3       2,108,719
TRANSATLANTIC HLDGS INC       COM            893521104  63,600     1,326,100  SH         Defined     1,2,3       1,326,100
UNITED CMNTY BKS BLAIRSVLE G  CAP STK        90984P105  19,909     5,040,175  SH         Defined     1,2,3       5,040,175
UNITED STATES STL CORP NEW    COM            912909108  23,130       600,000  SH         Defined     1,2,3         600,000
UNITED STATES STL CORP NEW    COM            912909108  28,913       750,000  SH  PUT    Defined     1,2,3         750,000
VALERO ENERGY CORP NEW        COM            91913Y100  43,706     2,430,800  SH         Defined     1,2,3       2,430,800
WAL MART STORES INC           COM            931142103  39,206       815,600  SH         Defined     1,2,3         815,600
WALTER ENERGY INC             COM            93317Q105   6,085       100,000  SH  PUT    Defined     1,2,3         100,000
WESTERN UN CO                 COM            959802109  36,307     2,435,100  SH         Defined     1,2,3       2,435,100

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